REVERSE RECAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2022
Reverse Recapitalization [Abstract]
Schedule of Shares Issued Following Business Combination
The number of shares of Class A common stock issued immediately following the consummation of the Business Combination were:

	Shares	Percentage
Pre-combination KORE shareholders	38,767,500	54.0%
Public stockholders	10,356,593	14.4%
Private offering and merger financing	22,686,326	31.6%
Total	71,810,419	100.0%